Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Contract Order Organization	Dec. 31, 2016 USD ($)
Purchase contracts [member]
Commitments and contingencies [line items]
Number of purchase contracts subscribed | Contract	2
Firm order value	$ 9,500,000,000
Purchase contracts [member] | Up to one year [member]
Commitments and contingencies [line items]
Number of firm orders in purchase contract | Order	2
Purchase contracts [member] | Later than 7 years and not later than 10 years [member]
Commitments and contingencies [line items]
Number of firm orders in purchase contract | Order	71
Labor unions [member]
Commitments and contingencies [line items]
Number of company's employees	9,045
Percentage of employees unionized	62.00%
Number of union organizations | Organization	9
Labor unions [member] | Panama [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	5
Collective bargaining agreements terms	4 years
Labor unions [member] | Colombia [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	4
Labor unions [member] | Bottom of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	2 years
Labor unions [member] | Top of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years
Lines of credit for working capital and letters of credit [member]
Commitments and contingencies [line items]
Letters of credit maintained	$ 25,500,000	$ 26,600,000
Lines of credit for working capital and letters of credit [member] | Line of credit [member]
Commitments and contingencies [line items]
Total line of credit	212,300,000
Committed line of credit	20,000,000
Uncommitted lines of credit	192,300,000
Lines of credit for working capital and letters of credit [member] | Banco General line of credit [member]
Commitments and contingencies [line items]
Committed line of credit	15,000,000
Lines of credit for working capital and letters of credit [member] | Banco General overdraft line of credit [member]
Commitments and contingencies [line items]
Committed line of credit	5,000,000
Lines of credit for working capital and letters of credit [member] | Bladex line of credit [member]
Commitments and contingencies [line items]
Uncommitted lines of credit	100,000,000
Lines of credit for working capital and letters of credit [member] | Citibank line of credit [member]
Commitments and contingencies [line items]
Uncommitted lines of credit	77,300,000
Lines of credit for working capital and letters of credit [member] | Banco Nacional De Panama line of credit [member]
Commitments and contingencies [line items]
Uncommitted lines of credit	15,000,000
Lines of credit for working capital and letters of credit [member] | Borrowing due through 2018 [member]
Commitments and contingencies [line items]
Line of credit balance amount	$ 127,800,000
Lines of credit for working capital and letters of credit [member] | Borrowing due through 2017 [member]
Commitments and contingencies [line items]
Line of credit balance amount		$ 83,500,000
Covenants [member] | Bottom of range [member]
Commitments and contingencies [line items]
Earnings before income taxes, depreciation, amortization, and restructuring, or rent cost ("EBITDAR") to a fixed charge ratio	2.50%
Minimum tangible net worth	$ 160,000,000
EBITDAR to a finance charge expense ratio	2.0
Minimum unrestricted cash balance	$ 50,000,000
Cash, cash equivalents and short-term investments	$ 75,000,000
Covenants [member] | Top of range [member]
Commitments and contingencies [line items]
Total liability plus operating leases minus operating cash to tangible net worth ratio	5.5
Long-term obligations to an EBITDAR ratio	6.0